OTHER COMPREHENSIVE INCOME OR LOSS	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Stockholders' Equity Note [Abstract]
OTHER COMPREHENSIVE INCOME OR LOSS
OTHER COMPREHENSIVE INCOME OR LOSS
Total comprehensive earnings are defined as all changes in stockholders’ equity during a period, other than those from investments by or distributions to the stockholders. Generally, for the Company, total comprehensive income or loss equals net income plus or minus adjustments for pension and other post-retirement liabilities, interest rate swaps and foreign currency translation adjustments. Total comprehensive earnings represent the activity for a period net of tax.
While total comprehensive earnings are the activity in a period and are largely driven by net earnings in that period, accumulated other comprehensive income or loss (“AOCI”) represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. Changes in the AOCI balance by component are shown below (in millions):

	40 weeks ended November 30, 2019
	Total	Interest rate swaps	Pension and Post-retirement benefit plans	Other
Beginning balance	$91.3	$3.4	$88.8	$(0.9)
Cumulative effect of accounting change(1)	16.6	1.2	14.9	0.5
Other comprehensive (loss) income before reclassifications	(31.8)	(44.9)	10.1	3.0
Amounts reclassified from accumulated other comprehensive income	1.5	(1.7)	3.2	—
Tax benefit (expense)	8.0	12.1	(3.4)	(0.7)

Current-period other comprehensive (loss) income, net of tax	(5.7)	(33.3)	24.8	2.8

Ending balance	$85.6	$(29.9)	$113.6	$1.9

(1)	Related to the adoption of ASU
2018-02,

‘‘Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
,” (see Note 1 for additional details).

	40 weeks ended December 1, 2018
	Total	Interest rate swaps	Pension and Post-retirement benefit plans	Other
Beginning balance	$191.1	$18.9	$171.9	$0.3
Other comprehensive income (loss) before reclassifications	3.8	5.5	—	(1.7)
Amounts reclassified from accumulated other comprehensive income	(2.5)	0.4	(2.2)	(0.7)
Tax (expense) benefit	(0.3)	(1.6)	0.6	0.7

Current-period other comprehensive income (loss), net of tax	1.0	4.3	(1.6)	(1.7)

Ending balance	$192.1	$23.2	$170.3	$(1.4)

OTHER COMPREHENSIVE
INCOME
OR LOSS
Total comprehensive earnings are defined as all changes in stockholders’ equity during a period, other than those from investments by or distributions to stockholders/members. Generally, for the Company, total comprehensive income equals net income plus or minus adjustments for interest rate swaps, pension and other post-retirement liabilities and foreign currency translation adjustments, driven primarily by the Company’s equity method investment in Casa Ley.
While total comprehensive earnings are the activity in a period and are largely driven by net earnings in that period, accumulated other comprehensive income or loss (“AOCI”) represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. AOCI is primarily the cumulative balance related to interest rate swaps, pension and other post-retirement benefit adjustments and foreign currency translation adjustments. Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2018
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4
Other comprehensive loss before reclassifications	(129.8)	(18.6)	(110.0)	(0.3)	(0.9)
Amounts reclassified from Accumulated other comprehensive income	(5.6)	(2.3)	(2.7)	—	(0.6)
Tax benefit	35.6	5.4	29.6	—	0.6

Current-period other comprehensive loss, net	(99.8)	(15.5)	(83.1)	(0.3)	(0.9)

Ending AOCI balance	$91.3	$3.4	$88.8	$(1.4)	$0.5

	Fiscal 2017
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(12.8)	$(28.1)	$79.7	$(66.1)	$1.7
Other comprehensive income before reclassifications	207.0	33.7	143.1	23.7	6.5
Amounts reclassified from Accumulated other comprehensive income	90.9	32.4	(21.3)	84.9	(5.1)
Tax (expense) benefit	(94.0)	(19.1)	(29.6)	(43.6)	(1.7)

Current-period other comprehensive income (loss), net	203.9	47.0	92.2	65.0	(0.3)

Ending AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4